Share-based Compensation (Summary of Information Regarding Share Options at Grant Date) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	1,521,000
Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	19,177,900
Share options [Member] | January 1, 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Jan. 01, 2010
Options granted	110,000
Fair value per ordinary share at the grant date	$ 1.80
Exercise price per option	$ 2.20
Intrinsic value per option at the grant date	$ 0
Share options [Member] | July 1, 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Jul. 01, 2010
Options granted	5,039,000
Fair value per ordinary share at the grant date	$ 2.58
Exercise price per option	$ 2.80
Intrinsic value per option at the grant date	0
Share options [Member] | January 1, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Jan. 01, 2011
Options granted	3,786,200
Fair value per ordinary share at the grant date	$ 5.01
Exercise price per option	$ 5.20
Intrinsic value per option at the grant date	0
Share options [Member] | February 14, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Feb. 14, 2011
Options granted	700,000
Fair value per ordinary share at the grant date	$ 6.60
Exercise price per option	$ 5.20
Intrinsic value per option at the grant date	981
Share options [Member] | March 3, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Mar. 03, 2011
Options granted	704,500
Fair value per ordinary share at the grant date	$ 7.21
Exercise price per option	$ 6.00
Intrinsic value per option at the grant date	849
Share options [Member] | July 1, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Jul. 01, 2011
Options granted	2,689,200
Fair value per ordinary share at the grant date	$ 14.09
Exercise price per option	$ 12.94
Intrinsic value per option at the grant date	3,102
Share options [Member] | July 1, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Jul. 01, 2011
Options granted	40,000
Fair value per ordinary share at the grant date	$ 14.09
Exercise price per option	$ 9.67
Intrinsic value per option at the grant date	177
Share options [Member] | October 1, 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Oct. 01, 2011
Options granted	375,000
Fair value per ordinary share at the grant date	$ 10.89
Exercise price per option	$ 10.89
Intrinsic value per option at the grant date	0
Share options [Member] | January 20, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Jan. 20, 2012
Options granted	1,834,500
Fair value per ordinary share at the grant date	$ 11.67
Exercise price per option	$ 10.67
Intrinsic value per option at the grant date	1,835
Share options [Member] | February 10, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Feb. 10, 2012
Options granted	935,000
Fair value per ordinary share at the grant date	$ 11.17
Exercise price per option	$ 11.35
Intrinsic value per option at the grant date	0
Share options [Member] | March 1, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Mar. 01, 2012
Options granted	33,000
Fair value per ordinary share at the grant date	$ 14.00
Exercise price per option	$ 14.09
Intrinsic value per option at the grant date	0
Share options [Member] | April 15, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Apr. 15, 2012
Options granted	171,500
Fair value per ordinary share at the grant date	$ 14.52
Exercise price per option	$ 14.52
Intrinsic value per option at the grant date	0
Share options [Member] | July 15, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Jul. 15, 2012
Options granted	427,500
Fair value per ordinary share at the grant date	$ 10.95
Exercise price per option	$ 10.95
Intrinsic value per option at the grant date	0
Share options [Member] | July 15, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Jul. 15, 2012
Options granted	40,000
Fair value per ordinary share at the grant date	$ 10.95
Exercise price per option	$ 10.67
Intrinsic value per option at the grant date	11
Share options [Member] | October 15, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Oct. 15, 2012
Options granted	771,500
Fair value per ordinary share at the grant date	$ 14.73
Exercise price per option	$ 14.67
Intrinsic value per option at the grant date	51
Share options [Member] | January 15, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Jan. 15, 2013
Options granted	701,500
Fair value per ordinary share at the grant date	$ 20.55
Exercise price per option	$ 21.09
Intrinsic value per option at the grant date	0
Share options [Member] | January 16, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Jan. 16, 2013
Options granted	80,000
Fair value per ordinary share at the grant date	$ 20.33
Exercise price per option	$ 12.94
Intrinsic value per option at the grant date	591
Share options [Member] | April 15, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Apr. 15, 2013
Options granted	406,000
Fair value per ordinary share at the grant date	$ 19.92
Exercise price per option	$ 20.11
Intrinsic value per option at the grant date	0
Share options [Member] | July 15, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Jul. 15, 2013
Options granted	188,000
Fair value per ordinary share at the grant date	$ 36.85
Exercise price per option	$ 35.27
Intrinsic value per option at the grant date	298
Share options [Member] | October 15, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Oct. 15, 2013
Options granted	145,500
Fair value per ordinary share at the grant date	$ 57.03
Exercise price per option	$ 55.38
Intrinsic value per option at the grant date	$ 240